Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net unrealized gains on securities:
Amount arising during the year	¥ (94,577)	¥ (8,520)	¥ (8,863)
Net change for the year	94,577	8,520	8,863
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(8)	58	(63)
Net change for the year	8	(58)	63
Pension adjustments:
Amount arising during the year	11,677	8,941	4,619
Net change for the year	(11,677)	(8,941)	(4,619)
Foreign currency translation adjustments	55,468	(6,429)	(33,923)
Other comprehensive income (loss)	132,052	(5,827)	(24,572)
Parent
Net unrealized gains on securities:
Amount arising during the year	151,607	10,419	14,599
Reclassification adjustments for gains and losses realized in net income	(3,800)	1,365	280
Net change for the year	147,807	11,784	14,879
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(170)	(22)	252
Reclassification adjustments for gains and losses realized in net income	182	(30)	(197)
Net change for the year	12	(52)	55
Pension adjustments:
Amount arising during the year	(13,508)	(10,246)	(5,157)
Reclassification adjustments for gains and losses realized in net income	(1,940)	(2,983)	(3,015)
Net change for the year	(15,448)	(13,229)	(8,172)
Foreign currency translation adjustments	48,648	(5,538)	(28,966)
Other comprehensive income (loss)	181,019	(7,035)	(22,204)
Net unrealized gains on securities:
Amount arising during the year	(55,708)	(2,722)	(5,998)
Reclassification adjustments for gains and losses realized in net income	2,414	(560)	(114)
Net change for the year	(53,294)	(3,282)	(6,112)
Net unrealized gains on derivative financial instruments:
Amount arising during the year	24	1	(13)
Reclassification adjustments for gains and losses realized in net income	(34)	10	10
Net change for the year	(10)	11	(3)
Pension adjustments:
Amount arising during the year	3,689	3,327	2,276
Reclassification adjustments for gains and losses realized in net income	648	1,152	1,366
Net change for the year	4,337	4,479	3,642
Foreign currency translation adjustments			105
Other comprehensive income (loss)	(48,967)	1,208	(2,368)
Net unrealized gains on securities:
Amount arising during the year	95,899	7,697	8,601
Reclassification adjustments for gains and losses realized in net income	(1,386)	805	166
Net change for the year	94,513	8,502	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(146)	(21)	239
Reclassification adjustments for gains and losses realized in net income	148	(20)	(187)
Net change for the year	2	(41)	52
Pension adjustments:
Amount arising during the year	(9,819)	(6,919)	(2,881)
Reclassification adjustments for gains and losses realized in net income	(1,292)	(1,831)	(1,649)
Net change for the year	(11,111)	(8,750)	(4,530)
Foreign currency translation adjustments	48,648	(5,538)	(28,861)
Other comprehensive income (loss)	¥ 132,052	¥ (5,827)	¥ (24,572)